Liability Related to Warrants - Additional Information (Details) - USD ($)								9 Months Ended	12 Months Ended
	Oct. 11, 2022	Jun. 24, 2022	Jun. 23, 2022	Mar. 30, 2022	Mar. 14, 2022	Feb. 19, 2021	Oct. 22, 2020	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Aug. 31, 2022	Dec. 31, 2021
Class Of Warrant Or Right [Line Items]
Number of warrants issued	3,208,557							10,308,166	1,428,574	497,355
Class of warrant or right, number of securities called by warrants or rights											972,763
Proceeds from the issuance of shares and warrants					$ 8,000,000.0
Exercise price of warrants	$ 1.62							$ 3.10	$ 28.64		$ 2.32
Warrant liability								$ 1,444,058	$ 5,570,530	$ 10,462,137		$ 1,641,942
Residual amount allocated								$ 2,126,955
Gross proceeds from offering			$ 5,000,002
Change in fair value of warrant liability									(1,572,299)
Maximum
Class Of Warrant Or Right [Line Items]
Number of warrants issued	6,417,114
Common Shares
Class Of Warrant Or Right [Line Items]
Number of warrants issued			1,300,000
Shares issued during period, shares					528,572
Number of shares exercisable for common share			1		1
Residual amount allocated									306,868
Prefunded Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued			645,526		185,715
Exercise price of warrants			$ 0.0001		$ 0.0035
Gross proceeds from offering		$ 65		$ 650
Prefunded Warrants | Common Shares
Class Of Warrant Or Right [Line Items]
Residual amount allocated									$ 107,818
Series A Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights					714,286
Exercise price of warrants					$ 11.20			$ 11.20	$ 11.20
Warrant liability								$ 34,615	$ 3,270,816
Change in fair value of warrant liability								$ (3,099,783)	$ (1,572,299)
Warrants expiring date								Sep. 14, 2027	Sep. 14, 2027
Series A Warrants | Common Shares | Maximum
Class Of Warrant Or Right [Line Items]
Stock issued during period, shares, conversion of units					714,286
Series A Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability									$ 4,757,559
Series B Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights					714,286
Combined offering price					$ 11.20
Exercise price of warrants					$ 11.20			$ 11.20	$ 11.20
Warrant liability								$ 340	$ 1,683,241
Change in fair value of warrant liability								$ (1,622,926)	$ (1,192,267)
Warrants expiring date								Mar. 14, 2028	Mar. 14, 2028
Series B Warrants | Common Shares | Maximum
Class Of Warrant Or Right [Line Items]
Stock issued during period, shares, conversion of units					714,286
Series B Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability									$ 2,857,755
2020 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued							300,926
Exercise price of warrants							$ 78.75		$ 78.75
Warrant liability							$ 11,831,000		$ 309,769	6,174,137		894,824
Residual amount allocated							$ 23,169,000
Change in fair value of warrant liability									$ (5,877,802)	(5,893,160)
Warrants expiring date							Oct. 22, 2025		Oct. 22, 2025
2021 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued						196,429
Exercise price of warrants						$ 78.75			$ 78.75
Warrant liability						$ 6,288,998			$ 306,704	4,288,000		$ 747,118
Residual amount allocated						$ 48,711,002
Change in fair value of warrant liability									$ (3,990,948)	$ (1,976,093)
Warrants expiring date						Aug. 19, 2026			Aug. 19, 2026